Fair Value Measurements - Fair Value by Balance Sheet Grouping (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	$ 1,485,742	$ 1,314,957
Held-to-maturity securities	1,463,095	1,548,770
Carrying Amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	1,485,742	1,314,957
Held-to-maturity securities	1,443,480	1,625,420
Carrying Amount | Commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Held-to-maturity securities	15,000	15,000
Carrying Amount | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	419,158	268,650
Carrying Amount | Level 1 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0	488
Carrying Amount | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
FHLB and FRB stock	123,990	127,190
Time deposits	4,906,963	4,804,803
FHLB advances and other borrowings	2,250,000	2,330,000
Carrying Amount | Level 2 | Client swap program hedges
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	20,381	12,731
Other liabilities	20,381	12,731
Carrying Amount | Level 2 | Commercial loan fair value hedges
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0	3,857
Other liabilities	4,288	0
Carrying Amount | Level 2 | Mortgage loan fair value hedges
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	1,608	0
Carrying Amount | Level 2 | Borrowing hedges
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0	22,250
Other liabilities	7,877	0
Carrying Amount | Level 2 | U.S. government and agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	270,778	207,293
Carrying Amount | Level 2 | Municipal bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	22,642	22,978
Carrying Amount | Level 2 | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	209,763	184,695
Carrying Amount | Level 2 | Agency pass-through certificates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	982,559	896,041
Held-to-maturity securities	1,428,480	1,610,420
Carrying Amount | Level 2 | Commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0	3,462
Carrying Amount | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable	11,930,575	11,477,081
Estimated Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	1,485,742	1,314,957
Held-to-maturity securities	1,463,095	1,548,770
Estimated Fair Value | Commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Held-to-maturity securities	15,007	15,028
Estimated Fair Value | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	419,158	268,650
Estimated Fair Value | Level 1 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0	488
Estimated Fair Value | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
FHLB and FRB stock	123,990	127,190
Time deposits	4,937,847	4,779,040
FHLB advances and other borrowings	2,282,887	2,316,964
Estimated Fair Value | Level 2 | Client swap program hedges
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	20,381	12,731
Other liabilities	20,381	12,731
Estimated Fair Value | Level 2 | Commercial loan fair value hedges
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0	3,857
Other liabilities	4,288	0
Estimated Fair Value | Level 2 | Mortgage loan fair value hedges
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	1,608	0
Estimated Fair Value | Level 2 | Borrowing hedges
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0	22,250
Other liabilities	7,877	0
Estimated Fair Value | Level 2 | U.S. government and agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	270,778	207,293
Estimated Fair Value | Level 2 | Municipal bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	22,642	22,978
Estimated Fair Value | Level 2 | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	209,763	184,695
Estimated Fair Value | Level 2 | Agency pass-through certificates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	982,559	896,041
Held-to-maturity securities	1,448,088	1,533,742
Estimated Fair Value | Level 2 | Commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0	3,462
Estimated Fair Value | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable	$ 12,617,600	$ 11,556,326